Derivative Financial Instruments - Summary of Movements in Cash Flow Hedge Reserve (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Movements In Cash Flow Hedge Reserve [Line Items]
Income arising on changes in fair value of cash flow hedges, net of tax expense of nil and $7.8 million, respectively	$ 0.0	$ 34.0
Loss reclassified to net income	0.0	(9.3)
Steel [Member]
Disclosure Of Movements In Cash Flow Hedge Reserve [Line Items]
Opening balance	0.0	24.7
Income arising on changes in fair value of cash flow hedges, net of tax expense of nil and $7.8 million, respectively	0.0	(34.0)
Loss reclassified to net income	0.0	9.3
Income on cash flow hedges, recognized in Cash Flow Hedge Reserve in Other Comprehensive Income	0.0	(24.7)
Ending balance	$ 0.0	$ 0.0